Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.8%)
	Commercial Metals Co.	80,621	4,973
*	Arcadium Lithium plc	754,645	3,962
	Avient Corp.	62,912	3,224
	UFP Industries Inc.	18,344	2,493
	Hecla Mining Co.	409,125	2,258
	Minerals Technologies Inc.	22,441	1,830
*	Coeur Mining Inc.	275,700	1,781
	Sylvamo Corp.	19,191	1,771
*	Perimeter Solutions Inc.	93,317	1,194
	Stepan Co.	13,366	1,028
	Worthington Steel Inc.	22,700	1,018
	Tronox Holdings plc	83,008	1,004
*,1	Energy Fuels Inc.	128,359	932
*	SSR Mining Inc. (XTSE)	140,817	818
*	Ecovyst Inc.	81,678	649
*	Novagold Resources Inc.	170,942	626
	AdvanSix Inc.	17,855	580
	Koppers Holdings Inc.	14,247	548
	Ryerson Holding Corp.	19,460	500
*	Metallus Inc.	29,910	499
	Mativ Holdings Inc.	37,621	495
	Mueller Industries Inc.	5,844	472
*	Rayonier Advanced Materials Inc.	44,835	395
	Compass Minerals International Inc.	24,090	372
	Radius Recycling Inc.	18,198	361
*	Metals Acquisition Ltd. Class A	27,203	345
*	LSB Industries Inc.	37,378	330
*	Northwest Pipe Co.	5,743	322
*	Clearwater Paper Corp.	11,342	308
	Innospec Inc.	2,511	298
	Olympic Steel Inc.	6,822	288
*	Universal Stainless & Alloy Products Inc.	6,076	270
*	Intrepid Potash Inc.	7,535	204
*	Lifezone Holdings Ltd.	25,465	181
*,1	i-80 Gold Corp.	219,569	138
*	Tredegar Corp.	18,340	131
*	Encore Energy Corp.	34,084	129
*	NN Inc.	32,104	128
	Caledonia Mining Corp. plc	11,343	120
	Sensient Technologies Corp.	1,528	119
*	Piedmont Lithium Inc.	9,315	117
	American Vanguard Corp.	17,412	105
	Materion Corp.	832	96
	FutureFuel Corp.	18,010	94
*	Contango ORE Inc.	4,233	60
	Kaiser Aluminum Corp.	701	57
	Valhi Inc.	1,710	44
*	Dakota Gold Corp.	18,327	41
*	Ur-Energy Inc.	21,072	28
*	GrafTech International Ltd.	13,526	26
			37,762
Consumer Discretionary (12.6%)
*	Taylor Morrison Home Corp.	71,229	5,262
	Meritage Homes Corp.	25,023	4,781
	Group 1 Automotive Inc.	9,219	3,925
*	Asbury Automotive Group Inc.	14,113	3,667
	KB Home	40,507	3,352
*	SkyWest Inc.	27,586	3,165
*	M/I Homes Inc.	18,574	3,065

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Signet Jewelers Ltd.	29,752	2,981
	Rush Enterprises Inc. Class A	42,274	2,619
	TEGNA Inc.	118,137	2,217
*	Goodyear Tire & Rubber Co.	198,500	2,132
	Graham Holdings Co. Class B	2,263	2,107
*	Champion Homes Inc.	19,661	2,039
*	Tri Pointe Homes Inc.	45,587	1,984
*	Adtalem Global Education Inc.	21,328	1,950
	Academy Sports & Outdoors Inc.	36,485	1,797
	Phinia Inc.	30,212	1,694
*	Victoria's Secret & Co.	41,889	1,627
*	Urban Outfitters Inc.	32,113	1,565
	Century Communities Inc.	17,107	1,546
	Strategic Education Inc.	15,466	1,528
*	OPENLANE Inc.	74,864	1,512
*	LGI Homes Inc.	13,531	1,482
*	Foot Locker Inc.	58,183	1,463
	La-Z-Boy Inc.	29,432	1,332
	International Game Technology plc	68,759	1,322
*	JetBlue Airways Corp.	217,886	1,301
	Perdoceo Education Corp.	45,701	1,255
	MillerKnoll Inc.	48,543	1,220
*	Adient plc	62,418	1,200
	PROG Holdings Inc.	24,162	1,176
*	Knowles Corp.	60,320	1,174
*	AMC Entertainment Holdings Inc. Class A	235,570	1,166
*	Helen of Troy Ltd.	15,834	1,161
	Winnebago Industries Inc.	19,736	1,155
*	Green Brick Partners Inc.	15,779	1,128
*	Central Garden & Pet Co. Class A	30,511	1,031
*	Life Time Group Holdings Inc.	41,445	1,006
*	Sally Beauty Holdings Inc.	71,638	998
	HNI Corp.	17,107	969
	Interface Inc.	36,124	959
*	Fox Factory Holding Corp.	29,343	953
	Red Rock Resorts Inc. Class A	18,671	935
*	Cars.com Inc.	46,121	916
	Dana Inc.	91,320	913
*	Madison Square Garden Entertainment Corp.	24,571	909
	Allegiant Travel Co.	10,845	888
	Steelcase Inc. Class A	64,304	866
	Winmark Corp.	2,035	838
*	Topgolf Callaway Brands Corp.	99,120	835
*	G-III Apparel Group Ltd.	28,169	835
*	Sabre Corp.	205,960	805
*	Revelyst Inc.	40,627	768
	Six Flags Entertainment Corp.	16,561	765
*	Sphere Entertainment Co.	18,504	761
*	Beazer Homes USA Inc.	20,586	720
	Cracker Barrel Old Country Store Inc.	12,021	668
*	Despegar.com Corp.	36,913	660
*	Lions Gate Entertainment Corp. Class B	86,700	639
*	Hovnanian Enterprises Inc. Class A	3,246	638
	John Wiley & Sons Inc. Class A	11,991	626
*	ODP Corp.	24,239	622
	Matthews International Corp. Class A	20,588	621
*	National Vision Holdings Inc.	51,009	617
*	Malibu Boats Inc. Class A	14,189	615
	Monro Inc.	20,890	587
	PriceSmart Inc.	6,438	578
*	Cinemark Holdings Inc.	15,978	552
*	American Axle & Manufacturing Holdings Inc.	80,249	530
*	MarineMax Inc.	15,160	520
	Caleres Inc.	16,579	515
*	Gannett Co. Inc.	99,099	514
	American Eagle Outfitters Inc.	26,236	505
	Sonic Automotive Inc. Class A	7,273	503
*	Integral Ad Science Holding Corp.	44,508	498
	Ethan Allen Interiors Inc.	15,925	489
	Standard Motor Products Inc.	14,495	477

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Golden Entertainment Inc.	14,083	475
*	Figs Inc. Class A	85,502	444
	Scholastic Corp.	16,087	424
	Shoe Carnival Inc.	12,469	421
*	Hertz Global Holdings Inc.	85,593	421
	Smith & Wesson Brands Inc.	29,137	396
*	Brinker International Inc.	2,983	395
*	Stagwell Inc.	49,192	387
	Marcus Corp.	16,642	377
	A-Mark Precious Metals Inc.	12,235	371
*	Clean Energy Fuels Corp.	119,458	368
	Bloomin' Brands Inc.	25,943	362
	Arko Corp.	50,452	361
	Rush Enterprises Inc. Class B	6,264	357
*	Lions Gate Entertainment Corp. Class A	41,835	345
*	National CineMedia Inc.	49,430	344
*	Laureate Education Inc.	17,975	342
*	Everi Holdings Inc.	25,336	341
	Dine Brands Global Inc.	9,269	333
*	Clear Channel Outdoor Holdings Inc.	212,053	320
	Papa John's International Inc.	6,345	316
	Sturm Ruger & Co. Inc.	8,249	314
*	Eastman Kodak Co.	41,719	303
*	Lincoln Educational Services Corp.	18,191	299
*	Stitch Fix Inc. Class A	62,299	297
*	Bally's Corp.	16,597	294
	Oxford Industries Inc.	3,175	264
*	Funko Inc. Class A	21,845	257
	Gray Television Inc.	60,204	257
*	Zumiez Inc.	11,559	255
*	Petco Health & Wellness Co. Inc.	59,085	252
*	MasterCraft Boat Holdings Inc.	11,715	248
*	Boston Omaha Corp. Class A	15,980	244
	Haverty Furniture Cos. Inc.	10,109	239
*	BJ's Restaurants Inc.	5,938	228
*	El Pollo Loco Holdings Inc.	17,644	224
*	Sleep Number Corp.	14,951	224
	Movado Group Inc.	10,619	216
*	Sun Country Airlines Holdings Inc.	14,430	208
*	American Public Education Inc.	10,017	207
*	AMC Networks Inc. Class A	22,003	207
*	Central Garden & Pet Co.	5,092	202
*	Legacy Housing Corp.	7,731	202
*	Beyond Inc.	32,002	201
*	BARK Inc.	91,359	197
	Flexsteel Industries Inc.	3,219	190
*	Genesco Inc.	5,591	188
*	Latham Group Inc.	28,339	188
*	OneWater Marine Inc. Class A	8,236	183
*	America's Car-Mart Inc.	3,899	180
*	Cooper-Standard Holdings Inc.	11,682	180
*	Corsair Gaming Inc.	24,521	180
*	Lovesac Co.	4,663	176
*	Peloton Interactive Inc. Class A	16,736	173
*	JAKKS Pacific Inc.	5,671	165
*	iHeartMedia Inc. Class A	71,232	163
*	Daily Journal Corp.	277	156
*	Lands' End Inc.	9,769	156
	RCI Hospitality Holdings Inc.	2,954	155
*	iRobot Corp.	19,812	151
	Weyco Group Inc.	4,173	149
	Designer Brands Inc. Class A	29,644	147
*	Chegg Inc.	69,117	146
*	Outbrain Inc.	26,609	145
	Hooker Furnishings Corp.	7,316	137
	Superior Group of Cos. Inc.	7,682	130
*	Stoneridge Inc.	18,481	127
*	Landsea Homes Corp.	10,883	124
	Virco Mfg. Corp.	7,374	121
*	RealReal Inc.	20,390	120

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Sonos Inc.	8,764	119
*	Reservoir Media Inc.	12,514	118
*	Playstudios Inc.	60,678	117
*	Global Business Travel Group I	12,329	116
*	Leslie's Inc.	49,643	114
	Hamilton Beach Brands Holding Co. Class A	5,802	112
	Johnson Outdoors Inc. Class A	3,271	110
*	1-800-Flowers.com Inc. Class A	13,409	109
	Escalade Inc.	7,194	108
*	Vera Bradley Inc.	18,435	108
*	Full House Resorts Inc.	22,844	108
*	GoPro Inc. Class A	86,265	106
*	Biglari Holdings Inc. Class B	499	105
	Worthington Enterprises Inc.	2,432	100
	Clarus Corp.	21,561	98
	Carriage Services Inc.	2,341	95
*	Lindblad Expeditions Holdings Inc.	7,011	93
	Entravision Communications Corp. Class A	36,334	89
*	Destination XL Group Inc.	36,906	89
*	Portillo's Inc. Class A	7,722	89
*	United Parks & Resorts Inc.	1,491	87
*	Citi Trends Inc.	4,332	86
*	Tile Shop Holdings Inc.	12,783	85
*	EW Scripps Co. Class A	42,015	84
*	Turtle Beach Corp.	4,758	82
*	ThredUP Inc. Class A	46,123	80
*	AMMO Inc.	61,833	77
*	RumbleON Inc. Class B	11,189	76
*	Traeger Inc.	23,550	76
*	Webtoon Entertainment Inc.	5,804	71
*	Mister Car Wash Inc.	8,740	70
	Rocky Brands Inc.	3,180	69
*	Denny's Corp.	9,603	63
*	Blink Charging Co.	36,808	59
	Lifetime Brands Inc.	8,670	51
	Emerald Holding Inc.	10,273	51
	Arhaus Inc.	5,172	51
	NL Industries Inc.	6,203	49
*	Holley Inc.	17,345	49
*	Tilly's Inc. Class A	10,136	45
*	Purple Innovation Inc.	42,175	41
	Marine Products Corp.	3,323	33
	Cricut Inc. Class A	6,096	32
*	SES AI Corp.	85,848	30
*	Vacasa Inc. Class A	6,535	26
*	Solo Brands Inc. Class A	18,739	23
	Nathan's Famous Inc.	223	20
*,1	Canoo Inc.	48,630	19
*,1	Luminar Technologies Inc.	2,026	18
	CompX International Inc.	440	12
*	European Wax Center Inc. Class A	1,843	11
*	aka Brands Holding Corp.	469	10
*	KinderCare Learning Cos. Inc.	419	10
	J Jill Inc.	320	9
*	LiveOne Inc.	6,232	6
*	United Homes Group Inc.	737	5
*	Mondee Holdings Inc.	5,294	4
			125,136
Consumer Staples (2.0%)
	Primo Brands Corp. Class A	96,584	2,755
	Cal-Maine Foods Inc.	26,916	2,627
	Edgewell Personal Care Co.	34,335	1,256
*	TreeHouse Foods Inc.	33,314	1,144
*	United Natural Foods Inc.	41,040	1,019
	Universal Corp.	16,773	958
	Andersons Inc.	20,050	957
	Weis Markets Inc.	11,484	836
	Fresh Del Monte Produce Inc.	23,537	794
	Dole plc	52,215	787

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Ingles Markets Inc. Class A	10,064	744
*	Hain Celestial Group Inc.	62,716	519
	SpartanNash Co.	23,622	448
*	Duckhorn Portfolio Inc.	37,164	409
	ACCO Brands Corp.	65,795	383
	B&G Foods Inc.	54,284	363
*	Mission Produce Inc.	26,465	352
	Limoneira Co.	11,530	320
*	USANA Health Sciences Inc.	7,951	306
*	Honest Co. Inc.	33,639	279
	Calavo Growers Inc.	9,777	271
	Nu Skin Enterprises Inc. Class A	34,832	254
	Utz Brands Inc.	14,415	251
*	Seneca Foods Corp. Class A	3,244	234
	Natural Grocers by Vitamin Cottage Inc.	4,764	224
	Village Super Market Inc. Class A	6,009	194
*	Olaplex Holdings Inc.	96,667	187
	Oil-Dri Corp. of America	2,635	182
*	Herbalife Ltd.	22,917	178
*	Medifast Inc.	7,508	148
	Alico Inc.	4,897	131
*	Nature's Sunshine Products Inc.	7,014	114
	Turning Point Brands Inc.	1,698	105
*	HF Foods Group Inc.	27,441	104
*	GrowGeneration Corp.	37,161	72
*,1	Waldencast plc Class A	16,801	57
*	Cibus Inc.	10,441	51
*	Veru Inc.	23,833	17
*	Brookfield Realty Capital Corp. Class A	3,688	12
			20,042
Energy (7.3%)
*	CNX Resources Corp.	102,962	4,172
	Murphy Oil Corp.	101,048	3,281
	SM Energy Co.	66,198	2,991
	California Resources Corp.	48,043	2,842
	Northern Oil & Gas Inc.	64,939	2,824
	Golar LNG Ltd.	68,896	2,712
	CONSOL Energy Inc.	20,382	2,664
	Warrior Met Coal Inc.	36,100	2,539
	Helmerich & Payne Inc.	67,252	2,329
	Patterson-UTI Energy Inc.	271,641	2,282
	PBF Energy Inc. Class A	72,386	2,279
*	Transocean Ltd. (XNYS)	508,177	2,236
	Arch Resources Inc.	12,254	2,107
	Peabody Energy Corp.	88,132	2,102
	Liberty Energy Inc.	106,069	1,952
	Kinetik Holdings Inc.	24,171	1,427
*	Seadrill Ltd.	33,612	1,366
	Sitio Royalties Corp. Class A	56,319	1,335
*	Talos Energy Inc.	103,026	1,159
	Noble Corp. plc	33,411	1,118
*	DNOW Inc.	73,272	1,103
	Crescent Energy Co. Class A	74,036	1,101
*,1	Plug Power Inc.	475,937	1,066
	World Kinect Corp.	36,247	1,049
	Comstock Resources Inc.	64,441	1,003
*	NEXTracker Inc. Class A	25,665	979
	Select Water Solutions Inc.	63,487	938
*	Expro Group Holdings NV	66,052	917
*	Helix Energy Solutions Group Inc.	81,461	871
*	MRC Global Inc.	58,756	821
*	Gulfport Energy Corp.	4,363	767
*	Valaris Ltd.	15,888	734
	SunCoke Energy Inc.	58,354	727
*	Par Pacific Holdings Inc.	38,779	676
*	Bristow Group Inc.	17,205	658
*	Vital Energy Inc.	19,970	656
*,1	Borr Drilling Ltd.	166,131	618
	Delek US Holdings Inc.	32,168	613

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	ProPetro Holding Corp.	61,165	514
[1]	Diversified Energy Co. plc	31,036	508
	Vitesse Energy Inc.	17,449	490
*	Newpark Resources Inc.	57,794	483
*	Green Plains Inc.	44,439	480
	Solaris Energy Infrastructure Inc.	17,562	433
*	Ameresco Inc. Class A	14,965	422
	Kodiak Gas Services Inc.	10,217	413
*	EVgo Inc.	61,362	399
*	Innovex International Inc.	23,941	389
	RPC Inc.	59,434	383
*	REX American Resources Corp.	8,448	366
	VAALCO Energy Inc.	65,559	336
*	Nabors Industries Ltd. (XNYS)	4,400	323
	SandRidge Energy Inc.	22,570	265
*	Centrus Energy Corp. Class A	2,860	260
	Magnolia Oil & Gas Corp. Class A	9,172	254
*	Matrix Service Co.	18,442	245
	Riley Exploration Permian Inc.	6,745	237
	Granite Ridge Resources Inc.	36,450	235
*	Oil States International Inc.	42,377	233
*	Hallador Energy Co.	17,633	215
*	Amplify Energy Corp.	27,761	186
	Ranger Energy Services Inc.	10,859	179
*	Natural Gas Services Group Inc.	5,889	163
*,1	Freyr Battery Inc.	78,153	162
*	Ring Energy Inc.	102,418	157
	Berry Corp.	37,471	153
*,1	Energy Vault Holdings Inc.	74,242	153
[1]	HighPeak Energy Inc.	10,114	152
*,1	ChargePoint Holdings Inc.	120,418	147
*,1	ProFrac Holding Corp. Class A	15,263	138
*,1	FuelCell Energy Inc.	11,497	136
*	Solid Power Inc.	107,460	125
*	Forum Energy Technologies Inc.	8,121	124
*	SEACOR Marine Holdings Inc.	16,828	116
*	Aemetis Inc.	25,253	103
*	PrimeEnergy Resources Corp.	478	96
*	Geospace Technologies Corp.	8,765	94
	NACCO Industries Inc. Class A	2,862	92
	Evolution Petroleum Corp.	15,335	90
*	DMC Global Inc.	10,160	82
*	TPI Composites Inc.	32,148	66
*	Mammoth Energy Services Inc.	16,155	56
	CVR Energy Inc.	2,478	48
*	Stem Inc.	108,044	42
*	Drilling Tools International Corp.	3,988	14
*,1	SolarMax Technology Inc.	2,043	4
*	BKV Corp.	138	3
			71,778
Financials (28.9%)
	SouthState Corp.	52,969	5,863
	Jackson Financial Inc. Class A	53,191	5,329
	Old National Bancorp	219,312	5,079
	Cadence Bank	126,955	4,848
	Glacier Bancorp Inc.	79,400	4,596
	Essent Group Ltd.	72,745	4,203
	Home BancShares Inc.	131,253	4,169
	UMB Financial Corp.	31,240	3,920
	United Bankshares Inc.	92,112	3,894
	Radian Group Inc.	105,659	3,782
	Hancock Whitney Corp.	60,440	3,589
	Valley National Bancorp	325,751	3,466
	Ameris Bancorp	45,857	3,223
	Associated Banc-Corp.	112,513	3,003
	CNO Financial Group Inc.	73,299	2,925
*	Enstar Group Ltd.	8,828	2,866
*	Texas Capital Bancshares Inc.	32,319	2,859
	United Community Banks Inc.	83,351	2,818

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Axos Financial Inc.	33,987	2,816
*	Mr. Cooper Group Inc.	28,191	2,782
	International Bancshares Corp.	37,627	2,752
	Fulton Financial Corp.	126,505	2,730
	Atlantic Union Bankshares Corp.	62,413	2,648
	Community Financial System Inc.	36,452	2,524
	Cathay General Bancorp	48,493	2,522
	Eastern Bankshares Inc.	134,460	2,506
	WSFS Financial Corp.	41,216	2,474
	BGC Group Inc. Class A	253,683	2,471
	ServisFirst Bancshares Inc.	25,373	2,430
*	Genworth Financial Inc.	300,371	2,343
	Blackstone Mortgage Trust Inc. Class A	121,415	2,334
	BankUnited Inc.	52,023	2,189
*	Riot Platforms Inc.	172,478	2,182
	CVB Financial Corp.	92,362	2,163
	Bank of Hawaii Corp.	27,238	2,151
	First BanCorp (XNYS)	103,818	2,147
	Independent Bank Corp. (XNGS)	29,583	2,142
	Flagstar Financial Inc.	176,815	2,116
	Simmons First National Corp. Class A	86,362	2,112
	Bread Financial Holdings Inc.	34,659	2,039
*	NMI Holdings Inc.	50,634	2,025
	Heartland Financial USA Inc.	29,579	1,999
	First Financial Bancorp	65,880	1,945
	First Interstate BancSystem Inc. Class A	55,209	1,931
	Park National Corp.	10,037	1,911
	Burford Capital Ltd.	139,688	1,904
	Pacific Premier Bancorp Inc.	66,734	1,895
[1]	Arbor Realty Trust Inc.	128,448	1,884
*	Enova International Inc.	17,760	1,874
	Provident Financial Services Inc.	87,573	1,850
	Towne Bank	49,082	1,798
*	StoneX Group Inc.	17,235	1,788
	Banner Corp.	23,907	1,783
	First Merchants Corp.	40,634	1,778
	Seacoast Banking Corp. of Florida	58,824	1,762
	WaFd Inc.	46,484	1,700
	Independent Bank Group Inc.	25,238	1,689
	Banc of California Inc.	97,014	1,672
	Trustmark Corp.	42,372	1,657
	Renasant Corp.	42,807	1,610
	NBT Bancorp Inc.	32,089	1,608
	Enterprise Financial Services Corp.	25,808	1,564
	BancFirst Corp.	12,203	1,541
	OFG Bancorp	32,042	1,455
	WesBanco Inc.	40,177	1,420
	Stewart Information Services Corp.	18,848	1,415
	FB Financial Corp.	24,777	1,399
	Stock Yards Bancorp Inc.	17,871	1,360
	First Commonwealth Financial Corp.	70,555	1,329
	First Bancorp/Southern Pines NC	27,909	1,320
	Northwest Bancshares Inc.	88,937	1,306
	Mercury General Corp.	16,362	1,292
*	LendingClub Corp.	76,139	1,267
	City Holding Co.	9,417	1,237
	Bank of NT Butterfield & Son Ltd.	32,465	1,231
	National Bank Holdings Corp. Class A	25,744	1,229
	Horace Mann Educators Corp.	28,716	1,202
	Lakeland Financial Corp.	16,305	1,198
*	Customers Bancorp Inc.	20,654	1,166
	Sandy Spring Bancorp Inc.	30,743	1,158
	S&T Bancorp Inc.	26,524	1,135
	Veritex Holdings Inc.	36,589	1,113
	Hope Bancorp Inc.	80,835	1,101
	Compass Diversified Holdings	46,439	1,101
	Nelnet Inc. Class A	9,913	1,080
	TriCo Bancshares	22,281	1,077
*	Skyward Specialty Insurance Group Inc.	19,769	1,070
	Stellar Bancorp Inc.	34,246	1,062

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Pathward Financial Inc.	12,579	1,055
	QCR Holdings Inc.	11,430	1,053
	Hilltop Holdings Inc.	32,439	1,027
	Westamerica BanCorp	17,863	1,022
	First Busey Corp.	37,109	990
*	SiriusPoint Ltd.	62,769	968
*	MARA Holdings Inc.	34,509	946
	Ladder Capital Corp.	79,014	937
	Apollo Commercial Real Estate Finance Inc.	99,193	918
	Employers Holdings Inc.	17,168	916
	Berkshire Hills Bancorp Inc.	29,869	910
	PennyMac Financial Services Inc.	8,360	896
	German American Bancorp Inc.	19,876	894
	Dime Community Bancshares Inc.	24,757	888
	Safety Insurance Group Inc.	10,223	878
	Navient Corp.	54,883	855
	Cannae Holdings Inc.	39,180	850
	Two Harbors Investment Corp.	72,304	850
	Peoples Bancorp Inc.	24,123	846
	Chimera Investment Corp.	56,262	835
	1st Source Corp.	12,798	830
	OceanFirst Financial Corp.	40,108	829
	Ready Capital Corp.	112,398	828
	PennyMac Mortgage Investment Trust	60,761	826
	Preferred Bank	8,666	817
*	Encore Capital Group Inc.	16,335	803
	MFA Financial Inc. REIT	71,539	795
	Nicolet Bankshares Inc.	7,121	793
	First Bancshares Inc.	21,143	785
	Brookline Bancorp Inc.	61,745	777
	Franklin BSP Realty Trust Inc. REIT	56,972	745
[1]	Fidelis Insurance Holdings Ltd.	36,225	744
	Bank First Corp.	6,807	727
	Enact Holdings Inc.	20,492	722
	Ellington Financial Inc.	57,432	710
	Southside Bancshares Inc.	19,969	701
	Origin Bancorp Inc.	20,365	700
	ConnectOne Bancorp Inc.	25,282	695
	Byline Bancorp Inc.	21,835	686
	Premier Financial Corp.	24,679	684
	Tompkins Financial Corp.	8,895	679
	Walker & Dunlop Inc.	6,123	675
	First Mid Bancshares Inc.	15,991	672
	Redwood Trust Inc.	91,547	655
	Burke & Herbert Financial Services Corp.	9,425	653
	Dynex Capital Inc.	51,933	652
	Banco Latinoamericano de Comercio Exterior SA Class E	19,010	648
	ARMOUR Residential REIT Inc.	34,138	646
	Selective Insurance Group Inc.	6,318	645
	Univest Financial Corp.	20,255	643
	Community Trust Bancorp Inc.	10,695	631
	Heritage Financial Corp.	23,872	631
	Eagle Bancorp Inc.	20,633	606
	Central Pacific Financial Corp.	18,635	595
	F&G Annuities & Life Inc.	12,319	595
*	ProAssurance Corp.	35,349	591
	Capitol Federal Financial Inc.	86,132	575
*	PRA Group Inc.	27,128	575
	Brightspire Capital Inc.	90,005	571
	Old Second Bancorp Inc.	30,378	565
	Hanmi Financial Corp.	21,016	556
	Horizon Bancorp Inc.	30,239	553
	Mercantile Bank Corp.	11,039	553
*	CrossFirst Bankshares Inc.	31,810	551
*	NB Bancorp Inc.	27,158	547
	First Community Bankshares Inc.	11,795	545
*	Hamilton Insurance Group Ltd. Class B	27,503	525
	Independent Bank Corp.	13,791	519
	Merchants Bancorp	12,579	519
	Amerant Bancorp Inc.	20,724	515

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Orrstown Financial Services Inc.	12,751	504
[1]	Brookfield Business Corp. Class A	18,096	499
	TrustCo Bank Corp. NY	12,968	483
	Business First Bancshares Inc.	16,854	480
*	Metropolitan Bank Holding Corp.	7,392	480
	Camden National Corp.	10,152	478
	Equity Bancshares Inc. Class A	9,935	477
*	Hippo Holdings Inc.	13,672	452
	United Fire Group Inc.	14,751	451
	AMERISAFE Inc.	7,597	448
	Northeast Bank	4,544	447
	Amalgamated Financial Corp.	12,522	446
	Heritage Commerce Corp.	41,643	442
	Republic Bancorp Inc. Class A	5,775	440
	Washington Trust Bancorp Inc.	11,848	440
	Southern Missouri Bancorp Inc.	6,651	437
	Peapack-Gladstone Financial Corp.	11,718	423
	Claros Mortgage Trust Inc.	60,665	412
	Metrocity Bankshares Inc.	11,885	408
	SmartFinancial Inc.	11,144	404
	Farmers National Banc Corp.	25,479	399
	CNB Financial Corp.	14,247	398
	First Financial Corp.	8,014	391
*	Ambac Financial Group Inc.	30,367	390
	New York Mortgage Trust Inc.	63,411	389
	Orchid Island Capital Inc.	49,833	388
	Great Southern Bancorp Inc.	6,019	386
	Five Star Bancorp	11,617	383
	Midland States Bancorp Inc.	14,241	382
	Capital City Bank Group Inc.	9,668	381
	TPG RE Finance Trust Inc.	41,589	380
	HomeTrust Bancshares Inc.	10,190	378
	Bar Harbor Bankshares	10,447	376
	Arrow Financial Corp.	11,360	375
	Northfield Bancorp Inc.	27,502	368
	KKR Real Estate Finance Trust Inc.	30,199	351
	Flushing Financial Corp.	19,316	343
	HarborOne Bancorp Inc.	26,653	343
*	Lemonade Inc.	6,579	341
	Mid Penn Bancorp Inc.	10,483	336
	MidWestOne Financial Group Inc.	10,035	331
*	Columbia Financial Inc.	17,827	325
	Alerus Financial Corp.	14,722	324
	South Plains Financial Inc.	8,277	322
	Northrim BanCorp Inc.	3,731	317
	Hingham Institution for Savings	1,103	312
	Universal Insurance Holdings Inc.	13,735	311
	Shore Bancshares Inc.	18,650	307
	Kearny Financial Corp.	38,527	305
	Tiptree Inc.	13,402	305
*	California BanCorp	16,998	305
*	Carter Bankshares Inc.	16,051	300
	Farmers & Merchants Bancorp Inc.	8,839	296
	Financial Institutions Inc.	10,537	286
	Sierra Bancorp	9,046	285
*	Greenlight Capital Re Ltd. Class A	19,058	285
	Invesco Mortgage Capital Inc. REIT	34,036	284
*	Selectquote Inc.	93,912	281
	Bank of Marin Bancorp	11,059	280
*	Third Coast Bancshares Inc.	7,821	278
	RBB Bancorp	11,587	276
	Peoples Financial Services Corp.	4,952	273
	ACNB Corp.	5,750	269
	West BanCorp Inc.	11,117	265
	First Business Financial Services Inc.	5,248	263
	Northeast Community Bancorp Inc.	8,565	258
	Community West Bancshares	11,706	257
	Enterprise Bancorp Inc.	6,902	255
	Home Bancorp Inc.	4,907	249
	First Foundation Inc.	31,168	248

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Civista Bancshares Inc.	10,802	247
*	Southern First Bancshares Inc.	5,437	243
	Investors Title Co.	826	237
	NewtekOne Inc.	16,030	232
	Unity Bancorp Inc.	4,963	225
	FS Bancorp Inc.	4,604	220
	First Bank	14,886	220
	ChoiceOne Financial Services Inc.	5,789	217
	First Bancorp Inc. (XNGS)	7,509	215
	Southern States Bancshares Inc.	5,763	215
	First of Long Island Corp.	14,761	214
	BayCom Corp.	7,317	212
*	MBIA Inc.	30,749	212
	HBT Financial Inc.	8,844	212
	Citizens & Northern Corp.	10,246	210
	Orange County Bancorp Inc.	3,524	210
*	Bridgewater Bancshares Inc.	13,881	207
	Citizens Financial Services Inc.	2,916	206
	Colony Bankcorp Inc.	11,504	203
	Guaranty Bancshares Inc.	5,490	202
*	Heritage Insurance Holdings Inc.	15,940	198
	Virtus Investment Partners Inc.	803	198
	Red River Bancshares Inc.	3,258	196
	John Marshall Bancorp Inc.	8,631	195
	Plumas Bancorp	3,786	190
	Chicago Atlantic Real Estate Finance Inc.	11,682	188
	Capital Bancorp Inc.	6,386	185
	Donegal Group Inc. Class A	10,660	177
	Fidelity D&D Bancorp Inc.	3,277	176
	MVB Financial Corp.	8,086	174
	Primis Financial Corp.	13,955	174
*	Ponce Financial Group Inc.	13,338	172
	Parke Bancorp Inc.	7,241	171
	Waterstone Financial Inc.	11,349	171
	Timberland Bancorp Inc.	5,196	168
*	FVCBankcorp Inc.	11,317	163
	PCB Bancorp	7,520	162
	LCNB Corp.	9,115	160
	Norwood Financial Corp.	5,143	159
	Regional Management Corp.	5,199	159
*	Blue Foundry Bancorp	14,287	158
	Federal Agricultural Mortgage Corp. Class C	725	155
	Middlefield Banc Corp.	5,003	155
	Investar Holding Corp.	6,442	153
	Live Oak Bancshares Inc.	3,197	152
	Bankwell Financial Group Inc.	4,558	151
*	HomeStreet Inc.	12,621	150
	Oak Valley Bancorp	4,695	146
	First Internet Bancorp	3,425	144
*	Triumph Financial Inc.	1,321	141
	BCB Bancorp Inc.	10,293	137
*	Onity Group Inc.	4,447	137
*	Bowhead Specialty Holdings Inc.	3,692	136
	Virginia National Bankshares Corp.	3,222	132
	NexPoint Diversified Real Estate Trust	22,860	132
	Princeton Bancorp Inc.	3,515	130
*	American Coastal Insurance Corp. Class C	9,378	129
*	Velocity Financial Inc.	6,307	129
*	Provident Bancorp Inc.	10,933	128
	National Bankshares Inc.	3,967	127
	Bank7 Corp.	2,671	127
	Chemung Financial Corp.	2,345	123
	Granite Point Mortgage Trust Inc.	34,733	123
	Medallion Financial Corp.	13,073	123
	Silvercrest Asset Management Group Inc. Class A	6,639	122
	ESSA Bancorp Inc.	5,777	119
	Seven Hills Realty Trust	8,929	119
	Linkbancorp Inc.	15,438	117
	AG Mortgage Investment Trust Inc.	16,807	115
	Advanced Flower Capital Inc.	11,680	114

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	AlTi Global Inc.	23,515	112
	First Financial Northwest Inc.	4,881	110
	USCB Financial Holdings Inc.	5,192	106
*	Bancorp Inc.	1,775	104
	James River Group Holdings Ltd.	22,209	104
	Ames National Corp.	6,058	103
	Nexpoint Real Estate Finance Inc.	5,780	103
	Peoples Bancorp of North Carolina Inc.	3,078	99
*	Maiden Holdings Ltd.	60,634	99
*	Pioneer Bancorp Inc.	8,025	95
*	Forge Global Holdings Inc.	81,733	89
*	NI Holdings Inc.	5,377	87
*	First Western Financial Inc.	3,930	87
*	Sterling Bancorp Inc.	14,649	71
*	Consumer Portfolio Services Inc.	5,862	61
	Sunrise Realty Trust Inc.	3,892	60
	P10 Inc. Class A	4,135	58
	Esquire Financial Holdings Inc.	731	57
	Angel Oak Mortgage REIT Inc.	5,369	53
	GCM Grosvenor Inc. Class A	4,139	51
	Diamond Hill Investment Group Inc.	284	47
*	GoHealth Inc. Class A	3,263	42
*	SWK Holdings Corp.	2,272	36
*	Coastal Financial Corp.	439	34
*	World Acceptance Corp.	206	25
*	LendingTree Inc.	423	19
	MarketWise Inc.	23,498	12
*	Roadzen Inc.	9,839	11
	Value Line Inc.	50	3
			285,551
Health Care (8.9%)
*	Cytokinetics Inc.	72,284	3,749
*	Prestige Consumer Healthcare Inc.	34,526	2,927
*	ICU Medical Inc.	14,971	2,455
*	Agios Pharmaceuticals Inc.	39,359	2,338
*	Veracyte Inc.	53,532	2,299
*	Neogen Corp.	151,904	2,154
*	REVOLUTION Medicines Inc.	36,929	2,136
*	LivaNova plc	35,712	1,875
*	Option Care Health Inc.	63,378	1,508
*	Omnicell Inc.	31,792	1,481
*	Beam Therapeutics Inc.	53,169	1,455
*	NeoGenomics Inc.	81,846	1,451
*	Ligand Pharmaceuticals Inc.	11,843	1,439
*	Surgery Partners Inc.	53,359	1,272
*	Akero Therapeutics Inc.	39,308	1,262
*	Teladoc Health Inc.	100,099	1,199
*	Supernus Pharmaceuticals Inc.	32,466	1,187
*	Integra LifeSciences Holdings Corp.	47,193	1,160
	National HealthCare Corp.	8,709	1,090
*	Intellia Therapeutics Inc.	67,319	1,052
*	Myriad Genetics Inc.	62,165	1,011
*	Bridgebio Pharma Inc.	36,863	999
*	Integer Holdings Corp.	6,933	974
*	Travere Therapeutics Inc.	51,324	965
	Patterson Cos. Inc.	44,642	959
*	Inmode Ltd.	48,511	947
*	Denali Therapeutics Inc.	36,934	923
*	Addus HomeCare Corp.	7,320	899
*	Pediatrix Medical Group Inc.	58,791	880
*	Disc Medicine Inc.	12,222	776
	Embecta Corp.	36,545	761
*	CareDx Inc.	27,440	673
*	Innoviva Inc.	35,355	671
*	Healthcare Services Group Inc.	51,307	633
*	Spyre Therapeutics Inc.	21,893	622
*	Avanos Medical Inc.	31,944	612
*	Owens & Minor Inc.	44,863	604
*	GeneDx Holdings Corp.	7,633	598

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Replimune Group Inc.	42,364	597
*	Xencor Inc.	22,380	573
*	PTC Therapeutics Inc.	12,672	556
*	Cytek Biosciences Inc.	84,620	553
*	Zymeworks Inc.	39,040	550
*	Pliant Therapeutics Inc.	39,742	548
*	89bio Inc.	58,252	524
	Concentra Group Holdings Parent Inc.	23,762	518
*	Geron Corp. (XNGS)	123,881	510
	Select Medical Holdings Corp.	23,841	503
*	Pacira BioSciences Inc.	29,598	501
*	Vir Biotechnology Inc.	62,177	495
*	Adaptive Biotechnologies Corp.	80,507	478
*	Orthofix Medical Inc.	23,554	460
*	Varex Imaging Corp.	27,206	454
*	CG oncology Inc.	13,007	452
*	Tourmaline Bio Inc.	16,093	419
*	AtriCure Inc.	11,519	417
*	MiMedx Group Inc.	43,998	407
*	AdaptHealth Corp.	40,278	404
*	LifeStance Health Group Inc.	52,394	394
*	Cargo Therapeutics Inc.	21,508	391
	HealthStream Inc.	11,201	371
*	Dianthus Therapeutics Inc.	15,436	370
*	Castle Biosciences Inc.	12,149	368
*	Anavex Life Sciences Corp.	38,678	366
*	Nuvation Bio Inc.	126,361	366
*,1	Pacific Biosciences of California Inc.	189,819	363
*	Annexon Inc.	66,610	359
*	Erasca Inc.	123,518	353
*	OPKO Health Inc.	227,665	351
*	Entrada Therapeutics Inc.	17,152	341
*	ORIC Pharmaceuticals Inc.	33,214	329
*	Health Catalyst Inc.	36,916	326
*	Relay Therapeutics Inc.	69,218	325
*	Tactile Systems Technology Inc.	16,497	322
*	Waystar Holding Corp.	10,439	322
*	REGENXBIO Inc.	31,742	315
*	Poseida Therapeutics Inc.	33,689	314
	LENZ Therapeutics Inc.	8,726	311
*	Nurix Therapeutics Inc.	13,792	305
*	Monte Rosa Therapeutics Inc.	28,729	298
*	Aura Biosciences Inc.	32,059	298
*	OrthoPediatrics Corp.	11,402	296
*	Omeros Corp.	25,838	293
*	Standard BioTools Inc.	158,635	292
*	MannKind Corp.	42,512	288
*	Verve Therapeutics Inc.	49,870	280
*	Zimvie Inc.	18,921	279
*	Akebia Therapeutics Inc.	131,561	271
*	Esperion Therapeutics Inc.	95,925	269
*	Quanterix Corp.	21,644	267
*	Fulgent Genetics Inc.	14,251	261
*	MaxCyte Inc.	72,610	258
*	DocGo Inc.	57,940	251
	Phibro Animal Health Corp. Class A	10,695	250
*	Viridian Therapeutics Inc.	11,523	248
*	Enhabit Inc.	31,537	244
*	Theravance Biopharma Inc.	25,655	237
*	Terns Pharmaceuticals Inc.	37,904	237
*	Dynavax Technologies Corp.	18,135	233
*	ArriVent Biopharma Inc.	7,736	232
*	Acelyrin Inc.	50,590	230
*	Ironwood Pharmaceuticals Inc.	64,922	229
*	Celldex Therapeutics Inc.	8,269	227
*	Aurinia Pharmaceuticals Inc.	25,013	222
*	Allogene Therapeutics Inc.	89,274	221
*	Voyager Therapeutics Inc.	32,082	220
*	OmniAb Inc.	56,248	220
*	Fate Therapeutics Inc.	69,142	219

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	ANI Pharmaceuticals Inc.	3,727	213
*	Olema Pharmaceuticals Inc.	20,619	209
*	Bioventus Inc. Class A	16,747	206
*	Sage Therapeutics Inc.	37,535	205
*	Vanda Pharmaceuticals Inc.	39,308	202
*	Prothena Corp. plc	12,331	200
*	Mineralys Therapeutics Inc.	15,495	198
*	Artivion Inc.	6,674	197
*	Scholar Rock Holding Corp.	4,930	197
*	Codexis Inc.	42,757	196
*	Altimmune Inc.	22,756	195
*	Novavax Inc.	22,098	193
*	Aquestive Therapeutics Inc.	37,698	192
*	OraSure Technologies Inc.	49,468	188
*	C4 Therapeutics Inc.	40,889	186
*	AngioDynamics Inc.	26,298	182
*	Atea Pharmaceuticals Inc.	53,213	182
*	Organogenesis Holdings Inc.	45,465	176
*	Third Harmonic Bio Inc.	13,667	174
*	Phathom Pharmaceuticals Inc.	18,749	166
*	EyePoint Pharmaceuticals Inc.	18,755	166
*	Korro Bio Inc.	3,112	162
*	Inogen Inc.	16,339	159
*	iTeos Therapeutics Inc.	18,544	159
*	Kodiak Sciences Inc.	23,307	155
*	Aldeyra Therapeutics Inc.	31,198	153
	Utah Medical Products Inc.	2,309	151
*	Amneal Pharmaceuticals Inc.	18,171	150
*	Sutro Biopharma Inc.	56,599	150
*	Zentalis Pharmaceuticals Inc.	39,848	144
*	Nektar Therapeutics	124,480	142
*	Community Health Systems Inc.	40,203	138
*	Surmodics Inc.	3,440	136
*	2seventy bio Inc.	33,677	134
*	Anika Therapeutics Inc.	7,480	133
*	Accolade Inc.	34,356	133
*	Design Therapeutics Inc.	21,629	130
*	Editas Medicine Inc.	57,142	128
*	Zevra Therapeutics Inc.	13,561	127
*	Caribou Biosciences Inc.	56,733	124
*	WaVe Life Sciences Ltd.	8,120	123
*	Enanta Pharmaceuticals Inc.	14,062	121
*	Lifecore Biomedical Inc.	16,386	121
*	Compass Therapeutics Inc.	72,177	118
*	Nevro Corp.	25,026	115
*,1	ImmunityBio Inc.	22,886	115
*	Ventyx Biosciences Inc.	42,041	113
*	Q32 Bio Inc.	4,204	113
*	XBiotech Inc.	14,176	108
*	Brookdale Senior Living Inc.	18,811	107
*	Nkarta Inc.	36,652	105
*	Lyell Immunopharma Inc.	110,668	105
*	Tenaya Therapeutics Inc.	27,473	98
*	Inozyme Pharma Inc.	35,685	97
*	4D Molecular Therapeutics Inc.	12,313	97
*	Fulcrum Therapeutics Inc.	24,878	96
*	Adverum Biotechnologies Inc.	14,510	96
*	Atossa Therapeutics Inc.	73,019	95
*	Cabaletta Bio Inc.	23,245	89
*,1	Heron Therapeutics Inc.	74,122	88
*	Neurogene Inc.	3,391	86
*	Mersana Therapeutics Inc.	37,389	85
*	Quantum-Si Inc.	67,984	85
*	Solid Biosciences Inc.	14,213	81
*	Rigel Pharmaceuticals Inc.	2,807	78
*,1	UroGen Pharma Ltd.	6,063	77
*	Fennec Pharmaceuticals Inc.	12,715	77
*	Inovio Pharmaceuticals Inc.	17,717	77
*	Precigen Inc.	80,240	75
*	Nautilus Biotechnology Inc.	33,530	75

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	BioLife Solutions Inc.	2,706	74
*	SI-BONE Inc.	5,362	73
*	ModivCare Inc.	3,908	73
*	Quipt Home Medical Corp.	26,039	70
*	Coherus Biosciences Inc.	56,574	69
*	XOMA Royalty Corp.	2,034	68
*	Pyxis Oncology Inc.	34,047	68
*	Acumen Pharmaceuticals Inc.	29,263	66
*	Aveanna Healthcare Holdings Inc.	10,997	64
*	Acrivon Therapeutics Inc.	8,480	64
*	Rapport Therapeutics Inc.	2,815	64
*	Puma Biotechnology Inc.	18,704	63
	SIGA Technologies Inc.	8,526	62
*	Climb Bio Inc.	19,298	62
*	MeiraGTx Holdings plc	8,946	61
*	Summit Therapeutics Inc. (XNMS)	3,234	60
*	LifeMD Inc.	9,171	60
*	Generation Bio Co.	35,899	55
*	Foghorn Therapeutics Inc.	6,939	55
*	Century Therapeutics Inc.	31,813	55
*	Gyre Therapeutics Inc.	4,415	55
*	Artiva Biotherapeutics Inc.	4,290	55
*,1	Bluebird Bio Inc.	132,111	54
*	Applied Therapeutics Inc.	26,411	54
*	Cullinan Therapeutics Inc.	4,042	54
*,1	ADC Therapeutics SA	22,348	54
*	Inhibrx Biosciences Inc.	3,570	54
*	Savara Inc.	15,851	53
*	Regulus Therapeutics Inc.	32,891	53
*	Day One Biopharmaceuticals Inc.	3,756	52
*	Orchestra BioMed Holdings Inc.	9,264	52
*	Capricor Therapeutics Inc.	2,696	51
*	Corbus Pharmaceuticals Holdings Inc.	2,794	50
*	Astria Therapeutics Inc.	4,570	47
*	Harvard Bioscience Inc.	21,029	46
*	Skye Bioscience Inc.	10,209	46
*	Absci Corp.	14,863	45
*	Trevi Therapeutics Inc.	15,507	45
*	Cardiff Oncology Inc.	16,825	44
*	Innovage Holding Corp.	9,134	44
*	TScan Therapeutics Inc.	9,311	44
*	Cogent Biosciences Inc.	4,474	43
*	Achieve Life Sciences Inc.	9,471	42
*	Agenus Inc.	12,369	42
*	Ardent Health Partners Inc.	2,600	42
*	908 Devices Inc.	15,077	41
*	Lexicon Pharmaceuticals Inc.	49,534	40
*	Invivyd Inc.	55,294	39
*	Alumis Inc.	4,029	37
*	HilleVax Inc.	17,399	34
*	CorMedix Inc.	3,289	32
*	Werewolf Therapeutics Inc.	15,941	32
*	Enliven Therapeutics Inc.	1,323	32
*	Arcturus Therapeutics Holdings Inc.	1,712	31
*	ProKidney Corp.	15,476	31
*	Perspective Therapeutics Inc.	7,014	31
*	Avid Bioservices Inc.	2,470	30
*	Sonida Senior Living Inc.	1,102	29
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $525)	50,101	29
*	Kyverna Therapeutics Inc.	4,622	27
*	Rapt Therapeutics Inc.	20,865	26
*	Alto Neuroscience Inc.	5,834	26
*	Fractyl Health Inc.	9,207	24
*	MacroGenics Inc.	6,178	22
*	Black Diamond Therapeutics Inc.	8,346	22
*	Contineum Therapeutics Inc. Class A	1,441	22
*	Arbutus Biopharma Corp.	5,952	21
*	Celcuity Inc.	1,522	19
*	Galectin Therapeutics Inc.	5,580	16
*,1	Tevogen Bio Holdings Inc.	10,942	14

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Stereotaxis Inc.	4,745	11
*,1	Nano-X Imaging Ltd.	1,629	11
*	Prelude Therapeutics Inc.	9,073	10
*	Shattuck Labs Inc.	8,994	10
*	Lexeo Therapeutics Inc.	1,249	10
*	Accuray Inc.	4,051	9
*	Renovaro Inc.	12,446	9
*	Elevation Oncology Inc.	14,289	9
*	Outlook Therapeutics Inc.	4,157	9
*	Telomir Pharmaceuticals Inc.	2,157	9
*	IGM Biosciences Inc.	773	8
*	PepGen Inc.	1,173	6
*	Biote Corp. Class A	896	6
*	Boundless Bio Inc.	2,283	6
*	Metagenomi Inc.	2,174	5
*,3	Inhibrx Inc.	7,780	5
*	Zenas Biopharma Inc.	432	5
*	Bicara Therapeutics Inc.	201	4
*	Upstream Bio Inc.	175	4
*	Lyra Therapeutics Inc.	16,712	3
*	MBX Biosciences Inc.	138	3
*	Ceribell Inc.	103	3
*	BioAge Labs Inc.	113	2
*,1	Conduit Pharmaceuticals Inc.	7,797	1
*	CAMP4 Therapeutics Corp.	138	1
*	Septerna Inc.	58	1
*,3	OmniAb Inc. 12.5 Earnout	4,268	—
*,3	OmniAb Inc. 15 Earnout	4,268	—
			87,568
Industrials (13.0%)
*	Summit Materials Inc. Class A	84,291	4,294
	GATX Corp.	24,872	4,083
	Arcosa Inc.	33,825	3,675
	Matson Inc.	23,715	3,633
	Korn Ferry	36,136	2,831
*	Resideo Technologies Inc.	101,782	2,766
	John Bean Technologies Corp.	20,596	2,596
	Terex Corp.	46,394	2,542
	ABM Industries Inc.	44,051	2,518
	Enpro Inc.	13,063	2,470
*	Alight Inc. Class A	295,577	2,365
*	ASGN Inc.	24,457	2,239
	Hub Group Inc. Class A	42,539	2,197
	Boise Cascade Co.	14,431	2,130
	UniFirst Corp.	10,493	2,108
	HB Fuller Co.	27,389	2,106
*	Mirion Technologies Inc.	120,968	2,041
*	Aurora Innovation Inc.	300,047	1,941
*	CoreCivic Inc.	76,772	1,714
	Scorpio Tankers Inc.	32,621	1,653
	Belden Inc.	13,166	1,612
	Kennametal Inc.	55,170	1,583
*	Mercury Systems Inc.	38,245	1,573
*	Kratos Defense & Security Solutions Inc.	57,401	1,555
	Werner Enterprises Inc.	37,433	1,530
*	Masterbrand Inc.	88,079	1,524
	Barnes Group Inc.	32,293	1,513
	Greenbrier Cos. Inc.	21,389	1,454
	ESCO Technologies Inc.	9,224	1,369
	Albany International Corp. Class A	16,461	1,365
*	O-I Glass Inc.	107,637	1,356
*	AAR Corp.	19,108	1,328
*	Hillman Solutions Corp.	113,147	1,290
	Otter Tail Corp.	15,935	1,285
	Greif Inc. Class A	17,344	1,232
	Hillenbrand Inc.	32,608	1,110
	International Seaways Inc.	28,197	1,100
	VSE Corp.	9,274	1,087
*	Triumph Group Inc.	51,007	982

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*,1	PureCycle Technologies Inc.	69,615	926
*	American Woodmark Corp.	10,178	924
	Quanex Building Products Corp.	30,756	915
*	StoneCo. Ltd. Class A	95,848	909
	DHT Holdings Inc.	94,260	888
	Apogee Enterprises Inc.	10,383	874
	Golden Ocean Group Ltd.	84,628	846
*	Tutor Perini Corp.	30,259	822
*	Gibraltar Industries Inc.	11,202	811
*	Air Transport Services Group Inc.	35,780	786
	Columbus McKinnon Corp.	19,909	782
	TriMas Corp.	28,331	748
*	Proto Labs Inc.	18,031	743
*	BlueLinx Holdings Inc.	5,762	724
	Deluxe Corp.	30,680	711
*	NV5 Global Inc.	32,514	707
*	BrightView Holdings Inc.	40,415	691
	SFL Corp. Ltd.	65,340	687
	Teekay Tankers Ltd. Class A	16,707	672
*	Thermon Group Holdings Inc.	21,027	664
	Heidrick & Struggles International Inc.	14,081	650
	Tennant Co.	7,331	648
*	Forward Air Corp.	17,465	641
*	Ducommun Inc.	9,499	636
	Pitney Bowes Inc.	78,821	635
	Astec Industries Inc.	16,065	620
	FTAI Infrastructure Inc.	70,539	610
	Bel Fuse Inc. Class B	7,465	599
	Wabash National Corp.	30,219	599
*	DXP Enterprises Inc.	7,949	582
*	Great Lakes Dredge & Dock Corp.	45,964	581
*	Fluor Corp.	9,907	556
	Marten Transport Ltd.	31,931	555
	Granite Construction Inc.	5,380	535
	Miller Industries Inc.	7,273	535
*	V2X Inc.	8,584	517
*	Repay Holdings Corp.	63,501	513
*	Payoneer Global Inc.	46,952	512
	Lindsay Corp.	3,775	501
*	Aspen Aerogels Inc.	31,621	468
	Genco Shipping & Trading Ltd.	29,371	466
*	PagSeguro Digital Ltd. Class A	62,724	460
*	Paysafe Ltd.	22,481	447
	Willis Lease Finance Corp.	1,990	434
*	JELD-WEN Holding Inc.	39,099	426
*	Conduent Inc.	109,728	409
	Standex International Corp.	1,928	401
	Helios Technologies Inc.	7,352	385
*	Willdan Group Inc.	8,816	385
*	Donnelley Financial Solutions Inc.	6,373	384
*	Vicor Corp.	7,202	383
	Nordic American Tankers Ltd.	142,022	381
	Ennis Inc.	17,763	379
*	Green Dot Corp. Class A	36,887	379
	Costamare Inc.	28,060	370
*	I3 Verticals Inc. Class A	14,827	368
*	Itron Inc.	3,081	365
*	Hyliion Holdings Corp.	98,542	364
*,1	Pagaya Technologies Ltd. Class A	32,481	355
*	FARO Technologies Inc.	13,188	346
	Pactiv Evergreen Inc.	25,115	341
*	Beacon Roofing Supply Inc.	2,984	337
	AZZ Inc.	3,528	329
*	Bloom Energy Corp. Class A	11,922	327
*	Astronics Corp.	20,028	323
	Ardmore Shipping Corp.	28,911	323
*	First Advantage Corp.	16,808	323
	Kelly Services Inc. Class A	21,679	318
	Shyft Group Inc.	22,123	312
*	Cimpress plc	3,843	309

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Dorian LPG Ltd.	12,633	309
*	Intuitive Machines Inc.	18,852	308
*	Teekay Corp. Ltd.	40,068	296
	National Presto Industries Inc.	3,640	290
	Mesa Laboratories Inc.	2,404	282
*	GMS Inc.	2,780	279
	Luxfer Holdings plc	19,251	276
	Covenant Logistics Group Inc.	4,699	273
*	Advantage Solutions Inc.	75,024	267
*	Manitowoc Co. Inc.	24,537	261
	Greif Inc. Class B	3,395	257
*	Titan International Inc.	35,081	257
	Allient Inc.	9,575	249
	Heartland Express Inc.	19,334	247
	REV Group Inc.	7,911	245
	Primoris Services Corp.	2,875	241
*	Cross Country Healthcare Inc.	22,182	239
*	Ranpak Holdings Corp.	29,605	231
	EnerSys	2,308	223
*	Titan Machinery Inc.	14,301	221
	Preformed Line Products Co.	1,573	214
*	Atlanticus Holdings Corp.	3,672	214
	Zurn Elkay Water Solutions Corp.	5,360	213
	Insteel Industries Inc.	7,166	211
	Flex LNG Ltd.	8,504	205
*	Vishay Precision Group Inc.	8,531	196
	Resources Connection Inc.	22,946	194
*	Blade Air Mobility Inc.	40,385	191
	Park-Ohio Holdings Corp.	5,918	190
*	Radiant Logistics Inc.	24,498	183
*	L B Foster Co. Class A	6,322	182
	Trinity Industries Inc.	4,697	177
	Hyster-Yale Inc.	3,138	176
	Kronos Worldwide Inc.	14,997	170
*	Marqeta Inc. Class A	43,821	170
	Safe Bulkers Inc.	41,626	161
*	Redwire Corp.	11,475	160
*	TrueBlue Inc.	21,134	159
*	Gencor Industries Inc.	7,099	158
*	Hudson Technologies Inc.	26,533	158
*	Orion Group Holdings Inc.	18,144	158
	Universal Logistics Holdings Inc.	3,011	157
*	Aersale Corp.	23,139	146
*	Forrester Research Inc.	8,334	144
*	Mayville Engineering Co. Inc.	8,009	135
*	Mistras Group Inc.	14,307	133
*	IBEX Holdings Ltd.	6,253	128
	LSI Industries Inc.	6,003	123
	Pangaea Logistics Solutions Ltd.	21,579	119
*	Acacia Research Corp.	26,040	118
*	OSI Systems Inc.	659	117
*	Concrete Pumping Holdings Inc.	16,508	114
	Park Aerospace Corp.	7,227	111
	H&E Equipment Services Inc.	1,798	107
*	BlackSky Technology Inc.	9,151	107
	Eastern Co.	3,627	104
	Twin Disc Inc.	7,788	97
	Bel Fuse Inc. Class A	972	94
	Information Services Group Inc.	24,435	90
*,1	Virgin Galactic Holdings Inc.	12,044	88
*	Core Molding Technologies Inc.	5,184	86
*	Archer Aviation Inc. Class A	8,547	82
*	Proficient Auto Logistics Inc.	7,366	77
*	PAM Transportation Services Inc.	3,902	74
*	Sezzle Inc.	172	73
*	Custom Truck One Source Inc.	12,065	72
	TTEC Holdings Inc.	13,647	71
	Barrett Business Services Inc.	1,639	70
	Douglas Dynamics Inc.	2,658	69
	Cass Information Systems Inc.	1,426	64

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	Caesarstone Ltd.	14,427	63
	Quad/Graphics Inc.	8,412	61
*	Commercial Vehicle Group Inc.	23,641	57
*	Performant Financial Corp.	15,765	49
*	Ultralife Corp.	6,165	47
*	CS Disco Inc.	7,435	44
	CompoSecure Inc. Class A	2,521	40
*	CryoPort Inc.	5,377	38
*	Distribution Solutions Group Inc.	908	36
*	Southland Holdings Inc.	6,986	23
*	Cantaloupe Inc.	1,938	18
*	Standardaero Inc.	585	17
	EVI Industries Inc.	803	16
*	Bridger Aerospace Group Holdings Inc.	4,473	12
	Hirequest Inc.	708	11
*	SoundThinking Inc.	743	10
*	Himalaya Shipping Ltd.	1,109	7
			128,812
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	724	—
Real Estate (11.3%)
	Kite Realty Group Trust	151,300	4,171
	Essential Properties Realty Trust Inc.	122,288	4,170
	Terreno Realty Corp.	66,540	4,034
	SL Green Realty Corp.	49,082	3,838
	Macerich Co.	164,865	3,497
	Independence Realty Trust Inc.	157,470	3,439
	Sabra Health Care REIT Inc.	161,239	3,020
	CareTrust REIT Inc.	100,122	2,983
	Phillips Edison & Co. Inc.	73,066	2,886
	COPT Defense Properties	78,404	2,583
	Apple Hospitality REIT Inc.	158,738	2,557
	PotlatchDeltic Corp.	55,323	2,481
*	GEO Group Inc.	86,574	2,468
	HA Sustainable Infrastructure Capital Inc.	78,275	2,455
*	Cushman & Wakefield plc	159,558	2,441
	Broadstone Net Lease Inc.	131,478	2,302
	National Health Investors Inc.	29,145	2,234
	Douglas Emmett Inc.	112,572	2,179
	Innovative Industrial Properties Inc.	19,620	2,139
	Urban Edge Properties	85,218	1,961
	Four Corners Property Trust Inc.	63,928	1,899
	LXP Industrial Trust	202,437	1,893
	Acadia Realty Trust	71,850	1,857
	American Healthcare REIT Inc.	57,316	1,709
	Tanger Inc.	45,133	1,669
*	Curbline Properties Corp.	66,231	1,607
	Sunstone Hotel Investors Inc.	142,252	1,529
	Retail Opportunity Investments Corp.	86,403	1,503
	InvenTrust Properties Corp.	47,585	1,474
	Newmark Group Inc. Class A	93,042	1,440
	DiamondRock Hospitality Co.	146,683	1,361
	Outfront Media Inc.	62,805	1,207
	Pebblebrook Hotel Trust	83,549	1,157
	LTC Properties Inc.	29,919	1,155
	Getty Realty Corp.	34,595	1,138
	Xenia Hotels & Resorts Inc.	71,174	1,095
	RLJ Lodging Trust	106,376	1,086
	DigitalBridge Group Inc.	81,175	1,063
	Elme Communities	61,432	1,041
	Global Net Lease Inc.	139,585	1,034
	Empire State Realty Trust Inc. Class A	93,353	1,023
	Veris Residential Inc.	54,737	999
	Alexander & Baldwin Inc.	50,683	997
	JBG SMITH Properties	58,055	992
	Uniti Group Inc.	166,912	986
*	Opendoor Technologies Inc.	413,902	969
	American Assets Trust Inc.	33,388	950

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Kennedy-Wilson Holdings Inc.	78,870	913
	Easterly Government Properties Inc.	67,742	835
	Piedmont Office Realty Trust Inc. Class A	85,699	816
	Safehold Inc.	36,195	773
	Centerspace	10,624	770
	NexPoint Residential Trust Inc.	15,830	745
	UMH Properties Inc.	38,501	739
	NETSTREIT Corp.	43,271	701
	Marcus & Millichap Inc.	16,604	691
	Brandywine Realty Trust	117,268	657
	Paramount Group Inc.	128,273	623
	Plymouth Industrial REIT Inc.	27,921	523
	SITE Centers Corp.	33,217	516
	Whitestone REIT	34,075	502
	Summit Hotel Properties Inc.	73,197	482
	Armada Hoffler Properties Inc.	42,859	474
*	Apartment Investment & Management Co. Class A	51,491	455
	Gladstone Commercial Corp.	23,740	418
	Diversified Healthcare Trust	152,424	396
	Farmland Partners Inc.	30,819	392
	Global Medical REIT Inc.	42,439	377
	Hudson Pacific Properties Inc.	95,611	368
	Peakstone Realty Trust REIT	25,601	352
*	Forestar Group Inc.	11,728	350
	NET Lease Office Properties	10,356	339
*	Anywhere Real Estate Inc.	68,776	337
	One Liberty Properties Inc.	11,001	331
	Community Healthcare Trust Inc.	17,460	330
	Service Properties Trust	114,362	318
	CTO Realty Growth Inc.	15,288	312
	Chatham Lodging Trust	33,618	310
*	FRP Holdings Inc.	9,356	298
	Gladstone Land Corp.	23,177	278
	Ares Commercial Real Estate Corp.	37,034	267
	RMR Group Inc. Class A	10,740	238
*	Tejon Ranch Co.	14,428	233
	Industrial Logistics Properties Trust	45,528	176
	Braemar Hotels & Resorts Inc.	45,423	164
	Orion Office REIT Inc.	38,702	164
*	RE/MAX Holdings Inc. Class A	12,340	162
	City Office REIT Inc.	26,864	156
	BRT Apartments Corp.	7,758	156
	Alpine Income Property Trust Inc.	8,635	155
	CBL & Associates Properties Inc.	4,959	153
	Postal Realty Trust Inc. Class A	9,543	135
	Franklin Street Properties Corp.	68,036	130
*	Star Holdings	8,927	100
*	Stratus Properties Inc.	3,852	99
	Universal Health Realty Income Trust	1,515	64
	Saul Centers Inc.	800	33
*	Offerpad Solutions Inc.	6,275	31
*	Transcontinental Realty Investors Inc.	967	27
*	American Realty Investors Inc.	1,160	19
*	Maui Land & Pineapple Co. Inc.	453	11
	Clipper Realty Inc.	1,390	7
*	FrontView REIT Inc.	227	4
			112,076
Technology (4.2%)
*	Sanmina Corp.	37,385	2,969
*	Plexus Corp.	13,283	2,184
*	Synaptics Inc.	25,269	2,028
*	Ziff Davis Inc.	31,647	1,862
*	Diodes Inc.	28,369	1,844
*	TTM Technologies Inc.	70,521	1,719
	Vishay Intertechnology Inc.	88,120	1,683
*	Hut 8 Corp.	56,497	1,583
*	Rogers Corp.	13,040	1,351
	Benchmark Electronics Inc.	25,014	1,213
*	Verint Systems Inc.	42,467	1,070

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	NetScout Systems Inc.	48,470	1,061
*	Ambarella Inc.	12,530	896
*	ScanSource Inc.	17,028	858
*	Cohu Inc.	31,998	845
*	Diebold Nixdorf Inc.	17,621	814
	Xerox Holdings Corp.	81,269	743
*	Photronics Inc.	28,064	699
*	Alpha & Omega Semiconductor Ltd.	16,435	682
*	Vimeo Inc.	103,118	673
*	Penguin Solutions Inc.	36,257	658
	PC Connection Inc.	8,020	582
*	Planet Labs PBC	148,111	582
*	Bumble Inc. Class A	61,049	530
*	Ichor Holdings Ltd.	15,844	519
	SolarWinds Corp.	38,239	510
*	ePlus Inc.	6,003	485
*	Core Scientific Inc.	26,739	478
*	E2open Parent Holdings Inc.	142,137	432
*	indie Semiconductor Inc. Class A	78,842	412
*	Bit Digital Inc.	84,115	388
*	Unisys Corp.	45,765	365
*	CommVault Systems Inc.	2,028	348
*	Daktronics Inc.	22,170	341
*	Kimball Electronics Inc.	17,195	337
*	nLight Inc.	30,436	331
*	Consensus Cloud Solutions Inc.	12,501	312
*	Rigetti Computing Inc.	98,634	301
*	Nextdoor Holdings Inc.	121,176	294
*	Cipher Mining Inc.	41,959	281
	Methode Electronics Inc.	25,117	274
*	Olo Inc. Class A	37,166	271
*	3D Systems Corp.	87,813	261
	CTS Corp.	4,708	258
*	Applied Digital Corp.	25,134	254
*	TrueCar Inc.	59,046	252
*	Ouster Inc.	24,956	247
*	SmartRent Inc.	133,201	236
	Logility Supply Chain Solutions Inc.	21,859	230
*	Navitas Semiconductor Corp.	76,436	210
*	Cerence Inc.	28,365	209
*	Innovid Corp.	65,815	200
*	ACM Research Inc. Class A	11,179	192
	Immersion Corp.	20,843	186
*	Grid Dynamics Holdings Inc.	9,544	175
*	Definitive Healthcare Corp.	36,941	175
*	MeridianLink Inc.	7,383	172
*	Veeco Instruments Inc.	5,978	167
*	Magnite Inc.	9,692	163
*	Asure Software Inc.	16,366	160
*	Fastly Inc. Class A	18,169	154
	Adeia Inc.	11,723	142
*	NCR Voyix Corp.	9,439	137
*	Telos Corp.	39,221	133
*	PAR Technology Corp.	1,560	127
*	Rackspace Technology Inc.	47,251	127
*	ON24 Inc.	19,004	126
	Richardson Electronics Ltd.	8,761	123
	Shutterstock Inc.	3,716	118
*	Digital Turbine Inc.	66,355	96
*	Terawulf Inc.	11,186	88
*	D-Wave Quantum Inc.	27,895	84
*	CEVA Inc.	2,555	76
*,1	Groupon Inc.	8,054	76
*	Aeva Technologies Inc.	15,748	72
*	Rimini Street Inc.	31,809	69
*,1	MicroVision Inc.	66,598	60
*	1stdibs.com Inc.	13,811	54
*	EverCommerce Inc.	4,324	53
	Hackett Group Inc.	1,656	52
*	MaxLinear Inc.	3,026	46

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
*	OneSpan Inc.	2,356	43
*	BigBear.ai Holdings Inc.	17,835	41
*	Bandwidth Inc. Class A	1,681	35
*	Life360 Inc.	706	35
*	DLH Holdings Corp.	3,822	33
*	Eventbrite Inc. Class A	6,134	22
*	Digimarc Corp.	566	19
*	Everspin Technologies Inc.	2,229	14
*	Silvaco Group Inc.	780	6
*	Rekor Systems Inc.	5,579	5
*	Onestream Inc.	161	5
*	Ingram Micro Holding Corp.	183	4
			41,830
Telecommunications (2.5%)
*	Lumen Technologies Inc.	705,396	5,178
	Telephone & Data Systems Inc.	68,756	2,350
*	AST SpaceMobile Inc.	93,285	2,221
*	EchoStar Corp. Class A	84,925	2,148
	Cable One Inc.	3,935	1,654
*	Viavi Solutions Inc.	153,472	1,526
*	Applied Optoelectronics Inc.	25,800	1,063
*	Digi International Inc.	24,870	826
*	ViaSat Inc.	86,151	804
*	CommScope Holding Co. Inc.	146,567	699
*	Extreme Networks Inc.	40,748	676
*	Liberty Latin America Ltd. Class C	90,769	627
*	NETGEAR Inc.	19,829	488
*	Adtran Holdings Inc.	54,548	464
*	Powerfleet Inc. NJ	65,674	462
	Shenandoah Telecommunications Co.	34,232	456
*	Calix Inc.	10,742	349
*	fuboTV Inc.	186,904	301
*	Xperi Inc.	31,022	294
*	Clearfield Inc.	8,350	256
*	Consolidated Communications Holdings Inc.	54,078	253
*	Ribbon Communications Inc.	63,896	250
*	Ooma Inc.	14,858	220
*	Gogo Inc.	26,132	210
	Spok Holdings Inc.	12,620	207
*	WideOpenWest Inc.	34,863	185
	IDT Corp. Class B	3,099	160
*	Globalstar Inc.	80,778	158
*	Liberty Latin America Ltd. Class A	21,612	150
	ATN International Inc.	7,300	144
*	Aviat Networks Inc.	8,033	127
*	Anterix Inc.	674	23
			24,929
Utilities (5.3%)
	Brookfield Infrastructure Corp. Class A (XTSE)	83,661	3,756
	New Jersey Resources Corp.	68,497	3,533
	Portland General Electric Co.	70,852	3,395
	Southwest Gas Holdings Inc.	42,406	3,314
	TXNM Energy Inc.	62,793	3,080
	Ormat Technologies Inc. (XNYS)	37,625	3,071
	Black Hills Corp.	47,784	3,062
	ONE Gas Inc.	39,209	3,057
	Spire Inc.	39,575	2,897
	ALLETE Inc.	40,594	2,634
	Northwestern Energy Group Inc.	42,948	2,372
	Avista Corp.	54,494	2,108
	Chesapeake Utilities Corp.	15,414	2,031
*	Sunrun Inc.	152,300	1,756
	California Water Service Group	29,648	1,518
	MGE Energy Inc.	14,521	1,514
	SJW Group	22,901	1,276
*	Hawaiian Electric Industries Inc.	115,422	1,199
	Northwest Natural Holding Co.	26,457	1,159
	American States Water Co.	11,367	970
	Middlesex Water Co.	10,765	704

Vanguard® Russell 2000 Value Index Fund
		Shares	Market Value ($000)
	Unitil Corp.	11,129	668
	Aris Water Solutions Inc. Class A	17,620	474
*	Sunnova Energy International Inc.	75,322	417
*	Enviri Corp.	55,316	409
	Excelerate Energy Inc. Class A	12,062	374
	York Water Co.	8,702	312
*	Altus Power Inc.	52,385	226
	Consolidated Water Co. Ltd.	7,852	212
*	Pure Cycle Corp.	14,484	211
*	Net Power Inc.	14,737	189
	RGC Resources Inc.	5,869	122
*	Arq Inc.	15,211	117
	Genie Energy Ltd. Class B	4,926	75
*,1	NANO Nuclear Energy Inc.	2,343	65
			52,277
Total Common Stocks (Cost $878,631)			987,761
Rights (0.0%)
*	Rights Rumbleon Inc. Exp. 12/12/24 (Cost $—)	11,108	2
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/26/29	853	9
*,1	Pulse Biosciences Inc. Exp. 6/27/29	853	9
Total Warrants (Cost $—)			18
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[5,6]	Vanguard Market Liquidity Fund, 4.651% (Cost $7,947)	79,501	7,949
Total Investments (100.6%) (Cost $886,578)			995,730
Other Assets and Liabilities—Net (-0.6%)			(6,122)
Net Assets (100%)			989,608
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,796,000.
2	Restricted securities totaling $29,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $8,676,000 was received for securities on loan, of which $7,947,000 is held in Vanguard Market Liquidity Fund and $729,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	14	1,711	145
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by

Vanguard® Russell 2000 Value Index Fund
the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	987,727	29	5	987,761
Rights	—	2	—	2
Warrants	—	18	—	18
Temporary Cash Investments	7,949	—	—	7,949
Total	995,676	49	5	995,730
Derivative Financial Instruments
Assets
Futures Contracts[1]	145	—	—	145
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.